Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Lease liabilities included in the consolidated statement of financial position
Current	$ 60	$ 59
Non-current	$ 181	$ 190